SECURED DEBENTURE (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Debt Disclosure [Abstract]
Interest expense	$ 12,008	$ 28,275
Debenture liability	$ 1,110,300		$ 1,099,250